SHAREHOLDERS' EQUITY (Stock Options and Restricted Stock Units Award Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Number of awards
Outstanding, beginning balance	1,581,875	[1]
Granted	647,350
Exercised	(121,266)
Vested and issued	(442,837)
Forfeited	43,502
Outstanding, ending balance	1,621,620	[2]
Exercisable	467,484
Vested and expected to vest	1,579,321	[3],[4]
Weighted-average exercise price
Outstanding, beginning balance	$ 5.13	[1]
Granted	$ 0.01
Exercised	$ 11.22
Vested and issued	$ 0.01
Forfeited	$ 0.01
Outstanding, ending balance	$ 4.16	[2]
Exercisable	$ 14.41
Vested and expected to vest	$ 4.27	[3],[4]
Weighted average remaining contractual life years
Outstanding	1 year 4 months 21 days	[2]
Exercisable	1 year 9 months 22 days
Vested and expected to vest	1 year 4 months 21 days	[3],[4]
Aggregate intrinsic value
Outstanding	$ 33,160	[2],[5]
Exercisable	4,768	[5]
Vested and expected to vest	32,119	[3],[4],[5]
Pre-vesting forfeiture rate	3.00%
Stock Options [Member]
Number of awards
Outstanding, beginning balance	588,750
Outstanding, ending balance	467,484
Vested and expected to vest	467,484
Weighted-average exercise price
Outstanding, beginning balance	$ 13.76
Outstanding, ending balance	$ 14.41
Vested and expected to vest	$ 14.41
Weighted average remaining contractual life years
Outstanding	1 year 9 months 22 days
Vested and expected to vest	1 year 9 months 22 days
Aggregate intrinsic value
Outstanding	4,768
Vested and expected to vest	4,768
Restricted Share Units (RSUs) [Member]
Number of awards
Outstanding, beginning balance	993,125
Outstanding, ending balance	1,154,136
Vested and expected to vest	1,111,837
Weighted average remaining contractual life years
Outstanding	1 year 2 months 23 days
Vested and expected to vest	1 year 2 months 23 days
Aggregate intrinsic value
Outstanding	28,392
Vested and expected to vest	$ 27,351

[1]	Includes (i) 588,750 stock options with weighted average exercise price of $ 13.76 and (ii) 993,125 RSUs.
[2]	Includes (i) 467,484 stock options with weighted average exercise price of $ 14.41, with weighted average remaining contractual term of 1.81 years and with aggregate intrinsic value of $ 4,768; and (ii) 1,154,136 RSUs, with weighted average remaining contractual term of 1.23 years and with aggregate intrinsic value of $ 28,392.
[3]	Based on the Company's historical experience and future expectations, the annual pre-vesting forfeiture rate is approximately 3%.
[4]	Includes (i) 467,484 stock options with weighted average exercise price of $ 14.41 with weighted average remaining contractual term of 1.81 years and with aggregate intrinsic value of $ 4,768; and (ii) 1,111,837 RSUs, with weighted average remaining contractual term of 1.23 years and with aggregate intrinsic value of $ 27,351.
[5]	The aggregate intrinsic value represents the total intrinsic value (the difference between the closing price of the Ordinary Shares on the NASDAQ Global Select Market on December 31, 2013 and the exercise price, multiplied by the number of in-the-money awards) that would have been received by the award holders had all award holders exercised their awards on December 31, 2013. This amount changes based on the fair market value of the Ordinary Shares.